Innealta Capital Country Rotation Portfolio
Innealta Capital Country Rotation Portfolio
Investment Objective.
The investment objectives of the Innealta Capital Country Rotation Portfolio (the “Fund” or “Portfolio”) are capital appreciation and current income, consistent with the preservation of capital.
Fees and Expenses of the Fund.

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Innealta Capital Country Rotation Portfolio		Class 1 Shares	Class 2 Shares
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.42%	0.42%
Acquired Fund Fees and Expenses	[2]	0.23%	0.23%
Total Annual Fund Operating Expenses		1.65%	1.90%
Fee Waiver/Expense Reimbursement		(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.47%	1.72%
[1]	These expenses are based on estimated amounts for the Funds current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Funds financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between AFAM Capital, Inc. (the Innealta Capital division) (the Adviser) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions (if any) and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.24%, and 1.49%, of the Funds average net assets, for Class 1 and Class 2 shares, respectively, through April 30, 2014, subject thereafter to annual re-approval of the agreement by the Trusts Board of Trustees (the Board of Trustees). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Funds operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Innealta Capital Country Rotation Portfolio (USD $)	One Year	Three Years
Class 1 Shares	150	503
Class 2 Shares	175	580

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies.

The Fund’s strategy is based on a quantitative, tactical asset allocation (TAA) approach whereby the Fund potentially invests in up to twenty equally weighted countries based on the specific risk/reward characteristics of each country by investing in representative equity-only U.S. exchange-traded funds (ETFs) (the “Country Allocation Portfolio”) or fixed income ETFs. The strategic weight of each country is generally targeted to be 5%, and the countries analyzed for investment include but are not limited to: 1) Australia; 2) Belgium; 3) Canada; 4) China; 5) France; 6) Germany; 7) Hong Kong; 8) Italy; 9) Japan; 10) Korea; 11) Malaysia; 12) Mexico; 13) Netherlands; 14) Singapore; 15) South Africa; 16) Spain; 17) Sweden; 18) Switzerland; 19) Taiwan; 20) United Kingdom, 21) Brazil, 22) Austria, 23) Columbia, 24) Egypt, 25) India, 26) Israel, 27) Peru and 28) Russia.

This strategy relies upon on economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets. The framework was developed in order to produce a tactical asset allocation approach that incorporates both return generation and risk control and that seeks to balance the trade-off between the two. The framework incorporates variables that the Adviser believes have predictive capabilities in regard to equity performance. The Adviser analyzes these variables on an individual equity-market basis, meaning each country is examined distinctly.

The strategy is binary: the portfolio is either entirely in or out of a country at any given time, with the potential investment in representative ETFs of each country equal to 5% of portfolio assets. Individual investments in countries are thus equally weighted in the portfolio. Each country is modeled independently and its risk/reward profile is compared to an equal investment in fixed income (the “Fixed Income Portfolio,” to be discussed shortly). If the expected return per unit of risk of a country is more favorable than that of the Fixed Income Portfolio, the Portfolio will invest in the country. If the expected return per unit of risk of a country is less favorable than that of the Fixed Income Portfolio, the potential allocation - again, 5% is instead allocated to the Fixed Income Portfolio.

Without specific restriction in regard to either metric, the Fixed Income Portfolio aims to generate above average yield with strict risk controls by investing in those fixed income sectors that the Adviser believes have strong risk-adjusted performance potential and eligible exchange traded fund representation. The Portfolio is operated within a quantitative framework that ensures the portfolio-level yield, modified duration and volatility are strictly controlled. Assets in the Fixed Income Portfolio are apportioned across a spectrum of fixed income segments, that include but are not limited to: sovereign debt, short-term, intermediate-term and long-term U.S. Treasury Bonds; emerging market debt, short-term and intermediate corporate debt, inflation-protected Treasury bonds; high-yield corporate bonds (junk bonds); and an aggregate bond proxy. The Adviser selects the fixed income sectors, seeking to maximize return while simultaneously constraining risk. The Adviser focuses on liquidity, cost and tracking error as primary determinants in its ETF selection.

This strategy seeks to outperform its benchmark (a composite comprised of 60% MSCI ACWI Ex-U.S Index/40% Barclays Capital U.S. Aggregate Bond Index that is rebalanced quarterly) on a risk-adjusted basis using diversification, active management, style integrity, minimized security selection risk and cost efficiency. The Fund normally intends to invest approximately 98% of its assets in ETFs. A small cash position, generally approximately 2% of the Fund’s assets, will be retained for flexibility, although the Fund reserves the right to invest 100% of its assets in ETFs, or to maintain a larger cash position at any given time. Generally speaking, where the drift from intended allocations exceeds 10%, the Fund rebalances back to target weights on a quarterly basis, although the Fund reserves the right to rebalance more or less frequently, or using drift parameters that are lesser or greater than 10% from the target allocation. The Adviser may allocate the Portfolio’s assets between the Country Allocation Portfolio and Fixed Income Portfolio without limitation, meaning up to 100% of the Portfolio could be invested in either. The Fund could be 100% invested in equities ETFs if the Adviser were to find twenty sufficiently attractive individual country equity classes. Conversely, if the Adviser could not find a single attractive country equity class, the Fund could be 100% invested in fixed income ETFs. The Fund is able to invest in fixed income ETFs that hold a range of fixed income securities of varying issuer type, maturity and credit quality.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program. The principal risks of investing in the Fund are:

• General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Exchange Traded Funds Risk. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Each ETF is designed to track an underlying index, as specified by the sponsor of such ETF. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

• High Yield Risk. The Fund invests in ETFs that hold high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Foreign Securities and Currency Risk. The risk of investments in foreign companies, including ETFs which invest in such foreign companies, involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

• Emerging Markets Risk. Investments in ETFs that invest in emerging markets instruments involve greater risks than investing in foreign instruments or more developed countries in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Small and Medium Sized Companies Risk. To the extent the Fund invests in ETFs that invest in small or medium capitalization companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

• Growth Risk. The Fund may invest in ETFs which invest in companies or sectors/countries that appear to be growth oriented. Growth companies/sectors are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a sector’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks. Value Investing Risk. Value investing attempts to identify sectors/companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

• Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance.

• Limited Operating History. The Fund is a new enterprise with no operating history for investors to evaluate. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

• Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

• Management Risk. Management risk is the risk that the quantitative models and investment process utilized by the by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value; or that the portfolio manager’s decision at any one time to invest in the Country Rotation Portfolio, instead of the Fixed Income portfolio, (or vice versa) will cause the Fund to lose value.

• Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweighted in certain sectors at various times.

• Value Investing Risk. Value investing attempts to identify sectors/companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a sector/company judged by the Adviser to be undervalued may actually be appropriately priced.

Performance.

Because the Fund has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-873-3837 (1-855-USE-ETFS).

Innealta Capital Sector Rotation Portfolio
Innealta Capital Sector Rotation Portfolio
Investment Objective.
The investment objectives of the Innealta Capital Sector Rotation Portfolio (the “Fund” or “Portfolio”) are capital appreciation and current income, consistent with the preservation of capital.
Fees and Expenses of the Fund.

This table describes the annual operating expenses that you may pay if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Innealta Capital Sector Rotation Portfolio		Class 1 Shares	Class 2 Shares
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.42%	0.42%
Acquired Fund Fees and Expenses	[2]	0.23%	0.23%
Total Annual Fund Operating Expenses		1.65%	1.90%
Fee Waiver/Expense Reimbursement		(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.47%	1.72%
[1]	These expenses are based on estimated amounts for the Funds current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Funds financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between AFAM Capital, Inc. (the Innealta Capital division) (the Adviser) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions (if any) and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.24%, and 1.49%, of the Funds average net assets, for Class 1 and Class 2 shares, respectively, through April 30, 2014, subject thereafter to annual re-approval of the agreement by the Trusts Board of Trustees (the Board of Trustees). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Funds operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Innealta Capital Sector Rotation Portfolio (USD $)	One Year	Three Years
Class 1 Shares	150	503
Class 2 Shares	175	580

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies.

The Innealta Capital Sector Rotation strategy is based on a quantitative tactical asset allocation (TAA) approach that potentially invests in up to 10 sectors as currently defined by the S & P 500 Global Industry Classification Structure (GICS) based on the specific risk/reward characteristics of each sector by investing in representative U.S. exchange-traded funds (ETFs) (the “Sector Allocation Portfolio”), or fixed income ETFs. The strategic weight of each sector is generally targeted to be 10%, and the sectors include, but are not limited to: 1) Consumer Discretionary; 2) Consumer Staples; 3) Energy; 4) Financials; 5) Health Care; 6) Industrials; 7) Information Technology; 8) Materials; 9) Telecom Services; and 10) Utilities.

The strategy relies upon economic, fundamental, risk and technical analyses that evaluate the risk/reward potential of investing in the equity markets. The framework was developed in order to produce a tactical asset allocation approach that incorporates both return generation and risk control and that seeks to balance the trade-off between the two. The framework incorporates variables that the Adviser believes have predictive capabilities in regard to equity performance. The Adviser analyzes these variables on an individual equity-market basis, meaning each sector is examined distinctly.

The strategy is binary: the portfolio is either entirely in or out of a sector at any given time, with the potential investment in representative ETFs of each sector equal to 10% of portfolio assets. Individual investments in sectors are thus equally weighted in the portfolio. Each sector is modeled independently and its risk/reward profile is compared to an equal investment in fixed income (the “Fixed Income Portfolio,” to be discussed shortly). If the expected return per unit of risk of a sector is more favorable than that of the Fixed Income Portfolio, the portfolio will invest in the sector. If the expected return per unit of risk of a sector is less favorable than that of the Fixed Income Portfolio, the potential allocation—again, 10% is instead allocated to the Fixed Income Portfolio.

Without specific restriction in regard to either metric, the Fixed Income Portfolio aims to generate above average yield with strict risk controls by investing in those fixed income sectors that we believe have strong risk-adjusted performance potential and eligible exchange traded fund representation. The portfolio is operated within a quantitative framework that ensures the portfolio-level yield, modified duration and volatility are strictly controlled. Assets in the Fixed Income Portfolio are apportioned across a spectrum of fixed income segments, that include but are not limited to: sovereign debt, short-term, intermediate-term and long-term U.S. Treasury Bonds; emerging market debt, short-term and intermediate corporate debt, inflation-protected Treasury bonds; high-yield corporate bonds (junk bonds); and an aggregate bond proxy. The Adviser selects the fixed income sectors, seeking to maximize return while simultaneously constraining risk. The Adviser focuses on liquidity, cost and tracking error as primary determinants in its ETF selection.

This strategy seeks to outperform its benchmark (a composite comprised of Barclays Capital US Aggregate (40%), S & P 500 - Total Return (60%) that is rebalanced quarterly) on a risk-adjusted basis using diversification, active management, style integrity, minimized security selection risk and cost efficiency. The Fund normally intends to invest approximately 98% of its assets in ETFs. A small cash position, generally approximately 2% of the Fund’s assets, will be retained for flexibility, although the Fund reserves the right to invest 100% of its assets in ETFs, or to maintain a larger cash position at any given time. Generally speaking, where the drift from intended allocations exceeds 10%, the Fund rebalances back to target weights on a quarterly basis, although the Fund reserves the right to rebalance more or less frequently, or using drift parameters that are lesser or greater than 10% from the target allocation. The Adviser may allocate the Portfolio’s assets between the Sector Allocation Portfolio and Fixed Income Portfolio without limitation, meaning up to 100% of the portfolio could be invested in either. The Fund could be 100% invested in equities ETFs if the Adviser were to find ten sufficiently attractive individual sector equity classes. Conversely, if the Adviser could not find a single attractive sector equity class, the Fund could be 100% invested in fixed income ETFs. The Fund is able to invest in fixed income ETFs that hold a range of fixed income securities of varying issuer type, maturity and credit quality.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program. The principal risks of investing in the Fund are:

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Exchange Traded Funds Risk. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Each ETF is designed to track an underlying index, as specified by the sponsor of such ETF. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Equity Securities Risk. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

• Foreign Securities and Currency Risk. The risk of investments in foreign companies, including ETFs which invest in such foreign companies, involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

• High Yield Risk. The Fund invests in ETFs that hold high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Small and Medium Sized Companies Risk. To the extent the Fund invests in ETFs that invest in the stocks of small and medium capitalization companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

• Growth Risk. The Fund may invest in ETFs that invest in companies/sectors that appear to be growth oriented. Growth companies/sectors are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the perception of a sector or company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

• Emerging Markets Risk. Investments in fixed income ETFs which invest in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in ETFs which invest in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Value Investing Risk. Value investing attempts to identify sectors/companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a sector/company judged by the Adviser to be undervalued may actually be appropriately priced.

• Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance.

• Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweighted in certain sectors at various times.

• Limited Operating History. The Fund is a new enterprise with no operating history for investors to evaluate. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

• Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

• Management Risk. Management risk is the risk that the quantitative models and investment process utilized by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value; or that the portfolio manager’s decision at any one time to invest in the Sector Rotation Portfolio instead of the Fixed Income portfolio (or vice versa), will cause the Fund to lose value.

Performance.

Because the Fund has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-873-3837 (1-855-USE-ETFS).